Compensation Arrangements Compensation Arrangement Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Aggregate Intrinsic Value [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 1,200,000	$ 3,000,000	$ 6,500,000
Employee Stock Option [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Options [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,584,832
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(491,483)
Stock Issued During Period, Shares, Share-based Compensation, Forfeited	(102,177)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	991,172	1,584,832
Weighted-Average Exercise Price [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.95
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	1.26
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	0.88
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.77	$ 0.95
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	2 years 10 months	3 years 11 months 15 days
Aggregate Intrinsic Value [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 3,360
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 2,527	$ 3,360
Employee Stock Option [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Employee Stock Option [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Employee Stock Option [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year